ACQUISITIONS AND DIVESTITURES - Schedule of Statement of Operations Related to Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		24 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on classification as held for sale before income taxes	$ 50,700		$ 60,900		$ 165,800
(Loss) income from discontinued operations, net of income taxes				$ 25,967
Fresh Vegetables [Member] | Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, net	247,242	$ 297,505	492,235	587,795
Cost of sales	(231,023)	(265,091)	(456,610)	(526,621)
Gross profit	16,219	32,414	35,625	61,174
Selling, marketing, general and administrative expenses	(9,962)	(10,952)	(20,588)	(22,469)
Transaction and other operating costs	(156)	(259)	(279)	(714)
Disposal Group, Including Discontinued Operation, Loss/Gain on asset sale	0	0	0	(221)
Operating income from discontinued operations	6,101	21,203	14,758	37,770
Disposal Group, Including Discontinued Operation, Other Expense	(260)
Other (expense) income, net		876	239	885
Net interest income (expense)1	26	(217)	65	(1,653)
Income from discontinued operations before income taxes	5,867	21,862	15,062	37,002
Loss on classification as held for sale before income taxes	(50,700)	0	(60,913)	0
Total (loss) income from discontinued operations before income taxes	(44,833)	21,862	(45,851)	37,002
Income tax benefit (expense)	10,156	10,279	10,939	(11,003)
Income from discontinued operations attributable to noncontrolling interests	(273)	(123)	(8)	(32)
(Loss) income from discontinued operations, net of income taxes	$ (34,950)	$ 32,018	$ (34,920)	$ 25,967